Annual Fund Operating Expenses	Oct. 31, 2025
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
EA Bridgeway Omni Small-Cap Value ETF | EA Bridgeway Omni Small-Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%